UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2007

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments October 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (66.5%)
	Advertising/Marketing Services (1.0%)
100,260	Omnicom Group, Inc.	$10,171,377

	Aerospace & Defense (2.0%)
185,990	Northrop Grumman Corp.	12,347,876
162,400	Raytheon Co.	8,111,880
		20,459,756
	Agricultural Commodities/Milling (1.0%)
252,245	Archer-Daniels-Midland Co.	9,711,432

	Beverages: Non-Alcoholic (0.4%)
90,055	Coca-Cola Co. (The)	4,207,370

	Biotechnology (2.8%)
201,615	Celgene Corp. (a) *	10,774,306
112,280	Gilead Sciences, Inc. *	7,736,092
243,010	Vertex Pharmaceuticals Inc. (a) *	9,866,206
		28,376,604
	Chemicals: Major Diversified (0.6%)
157,440	Dow Chemical Co. (The)	6,421,978

	Computer Communications (1.1%)
453,610	Cisco Systems, Inc. *	10,945,609

	Computer Peripherals (0.5%)
422,490	EMC Corp. *	5,175,503

	Computer Processing Hardware (2.0%)
114,150	Apple Computer, Inc. (a) *	9,255,282
436,000	Dell Inc. *	10,607,880
		19,863,162
	Department Stores (0.9%)
127,370	Kohl’s Corp. *	8,992,322

	Discount Stores (1.0%)
182,970	Costco Wholesale Corp.	9,766,939

	Electrical Products (0.9%)
105,480	Emerson Electric Co.	8,902,512

	Electronics/Appliances (1.0%)
233,710	Sony Corp. (ADR) (Japan) (a)	9,577,436

	Environmental Services (1.6%)
422,930	Waste Management, Inc.	15,851,416

	Financial Conglomerates (3.8%)
204,580	American Express Co.	11,826,770
261,575	Citigroup, Inc.	13,120,602
264,700	JPMorgan Chase & Co.	12,557,368
		37,504,740

	Food: Major Diversified (2.2%)
219,170	Kellogg Co. (a)	11,026,443
311,620	Kraft Foods Inc. (Class A) (a)	10,719,728
		21,746,171
	Forest Products (1.6%)
250,000	Weyerhaeuser Co.	15,897,500

	Household/Personal Care (0.9%)
145,495	Colgate-Palmolive Co.	9,307,315

	Industrial Conglomerates (0.8%)
228,780	General Electric Co.	8,032,466

	Information Technology Services (1.1%)
123,050	International Business Machines Corp.	11,361,207

	Integrated Oil (2.1%)
120,295	Exxon Mobil Corp.	8,591,469
156,200	Hess Corp. (a)	6,622,880
85,000	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	5,917,700
		21,132,049
	Internet Software/Services (0.3%)
110,000	Yahoo!, Inc. *	2,897,400

	Investment Banks/Brokers (1.5%)
819,880	Schwab (Charles) Corp. (The)	14,938,214

	Major Banks (2.5%)
279,580	Bank of America Corp.	15,060,975
266,600	Wells Fargo & Co.	9,674,914
		24,735,889
	Major Telecommunications (0.5%)
133,162	AT&T Inc. (a)	4,560,798

	Marine Shipping (0.7%)
147,454	Tidewater, Inc. (a)	7,332,887

	Media Conglomerates (1.5%)
288,020	Walt Disney Co. (The)	9,061,109
320,510	Time Warner, Inc.	6,413,405
		15,474,514
	Medical Specialties (3.5%)
350,000	Applera Corp. - Celera Genomics Group (a) *	5,432,000
128,425	Bard (C.R.), Inc. (a)	10,525,713
262,050	St. Jude Medical, Inc. *	9,001,417
119,455	Thermo Fisher Scientific, Inc. (a) *	10,227,737
		35,186,867
	Motor Vehicles (1.0%)
283,670	Honda Motor Co., Ltd. (ADR) (Japan)	10,022,061

	Oilfield Services/Equipment (1.2%)
201,970	Halliburton Co. (a)	6,533,729
147,150	Smith International, Inc. (a)	5,809,482
		12,343,211

	Other Consumer Services (0.4%)
256,040	Expedia, Inc. (a) *	4,160,650

	Other Metals/Minerals (0.9%)
179,410	Southern Copper Corp. (a)	9,218,086

	Packaged Software (3.8%)
469,700	Microsoft Corp.	13,485,087
958,710	Oracle Corp. *	17,707,374
273,510	Sybase, Inc. (a) *	6,659,968
		37,852,429
	Pharmaceuticals: Major (2.5%)
37,910	Eli Lilly & Co.	2,123,339
156,370	Johnson & Johnson	10,539,338
234,005	Wyeth	11,941,275
		24,603,952
	Property - Casualty Insurers (1.2%)
191,725	Allstate Corp. (The)	11,764,246

	Recreational Products (1.0%)
463,660	Mattel, Inc.	10,492,626

	Restaurants (0.6%)
150,000	McDonald’s Corp.	6,288,000

	Semiconductors (1.5%)
448,800	Intel Corp.	9,577,392
590,314	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	5,726,046
		15,303,438
	Specialty Telecommunications (3.2%)
1,103,140	Citizens Communications Co. (a)	16,172,032
1,174,965	Windstream Corp.	16,120,520
		32,292,552
	Steel (3.6%)
254,600	Nucor Corp. (a)	14,871,186
318,415	United States Steel Corp.	21,524,854
		36,396,040
	Telecommunication Equipment (2.1%)
194,040	Corning, Inc. *	3,964,237
380,380	Motorola, Inc.	8,771,563
418,055	Nokia Corp. (ADR) (Finland)	8,310,933
		21,046,733
	Tobacco (3.0%)
187,110	Altria Group, Inc.	15,217,656
276,360	UST, Inc. (a)	14,801,842
		30,019,498
	Trucks/Construction/Farm Machinery (0.7%)
111,500	Caterpillar Inc.	6,769,165

	TOTAL COMMON STOCKS
	(Cost $467,349,239)	667,104,120

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	CORPORATE BONDS (4.5%)
	Aerospace & Defense (0.1%)
$350	Northrop Grumman Corp.	4.079%		11/16/06	349,823
199	Raytheon Co.	6.15		11/01/08	202,445
686	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664		09/15/13	723,081
					1,275,349
	Air Freight/Couriers (0.0%)
335	FedEx Corp.	2.65		04/01/07	331,191

	Airlines (0.1%)
790	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	815,976
295	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	295,139
					1,111,115
	Beverages: Alcoholic (0.1%)
475	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	453,062
470	Miller Brewing Co. - 144A**	4.25		08/15/08	461,276
					914,338
	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications, Inc.	6.75		01/30/11	142,110
60	Comcast Corp.	7.625		02/15/08	61,610
390	TCI Communications, Inc.	7.875		02/15/26	447,236
					650,956
	Casino/Gaming (0.1%)
210	Harrahs Operating Co., Inc.	6.50		06/01/16	185,152
755	Harrah’s Operating Co., Inc.	5.625		06/01/15	637,471
					822,623
	Chemicals: Major Diversified (0.0%)
270	ICI Wilmington Inc.	4.375		12/01/08	264,293

	Computer Processing Hardware (0.0%)
440	Hewlett-Packard Co.	5.496	††	05/22/09	440,872

	Department Stores (0.1%)
980	May Department Stores Co.	5.95		11/01/08	987,770
425	May Department Stores Co.	6.70		07/15/34	428,964
					1,416,734
	Drugstore Chains (0.0%)
130	CVS Corp.	5.75		08/15/11	132,130

	Electric Utilities (0.5%)
460	Ameren Corp.	4.263		05/15/07	456,973
485	Arizona Public Service Co. (a)	5.80		06/30/14	486,650
140	Arizona Public Service Co.	6.75		11/15/06	140,051
450	Carolina Power & Light Co.	5.125		09/15/13	445,410
515	CC Funding Trust I	6.90		02/16/07	516,993
45	Columbus Southern Power Co. (Series E)	4.40		12/01/10	43,510
205	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	196,021
460	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	476,042
280	Consumers Energy Co. (Series H)	4.80		02/17/09	276,720

215	Detroit Edison Co. (The)	6.125		10/01/10	221,615
140	Entergy Gulf States, Inc.	3.60		06/01/08	136,051
340	Entergy Gulf States, Inc.	5.77	††	12/01/09	339,388
415	Ohio Power Company - IBC (Series K)	6.00		06/01/16	429,237
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	103,928
270	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	265,867
240	Texas Eastern Transmission, LP	7.00		07/15/32	271,387
345	Wisconsin Electric Power Co.	3.50		12/01/07	338,841
					5,144,684
	Electrical Products (0.1%)
520	Cooper Industries, Inc.	5.25		07/01/07	517,912
415	Cooper Industries, Inc.	5.25		11/15/12	414,010
					931,922
	Electronics/Appliances (0.0%)
310	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	302,790

	Finance/Rental/Leasing (0.3%)
5	CIT Group, Inc. (a)	7.375		04/02/07	5,042
635	Countrywide Home Loans, Inc. (Series MTN) (a)	3.25		05/21/08	616,699
100	MBNA Capital I (Series A)	8.278		12/01/26	104,286
630	MBNA Corp. (Series MTNF)	5.798	††	05/05/08	634,476
630	Nationwide Building Society - 144A** (United Kingdom) (a)	4.25		02/01/10	612,122
865	Residential Capital Corp.	6.375		06/30/10	878,585
310	SLM Corp. (a)	4.00		01/15/10	299,645
					3,150,855
	Financial Conglomerates (0.1%)
725	JP Morgan Chase & Co.	6.00		02/15/09	736,485
310	CIT Group Inc. (Series MTN)	4.75		08/15/08	307,703
180	General Electric Capital Corp. (Series MTNA) (a)	4.25		12/01/10	174,970
55	General Electric Capital Corp. (Series MTNA) (a)	4.75		09/15/14	53,488
					1,272,646
	Food Retail (0.0%)
365	Fred Meyer, Inc.	7.45		03/01/08	374,180

	Food: Major Diversified (0.0%)
165	ConAgra Foods, Inc.	7.00		10/01/28	179,750
215	ConAgra Foods, Inc.	8.25		09/15/30	264,988
					444,738
	Gas Distributors (0.1%)
325	NiSource Finance Corp.	5.94	††	11/23/09	325,241
305	Sempra Energy	4.621		05/17/07	303,788
					629,029
	Home Furnishings (0.0%)
290	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	303,691

	Hotels/Resorts/Cruiselines (0.1%)
510	Hyatt Equities LLC - 144A**	6.875		06/15/07	512,983

	Household/Personal Care (0.1%)
590	Clorox Co. (The) (a)	5.515	††	12/14/07	591,185

	Industrial Conglomerates (0.1%)
330	Textron Financial Corp.	4.125		03/03/08	324,827
395	Textron Financial Corp. (Series MTN)	5.125		02/03/11	394,062
					718,889
	Insurance Brokers/Services (0.1%)
900	Farmers Exchange Capital - 144A**	7.05		07/15/28	946,172

	Major Banks (0.5%)
195	Bank of New York Co., Inc. (The)	5.20		07/01/07	194,954
250	Bank of New York Co., Inc. (The) (Series BKNT)	3.80		02/01/08	245,649
280	HSBC Finance Corp.	6.75		05/15/11	297,580
325	Huntington National Bank (Series BKNT)	4.375		01/15/10	316,492
295	Popular North America Inc. (Series MTN)	5.65		04/15/09	296,275
880	Unicredit Luxembourg Finance S.A. - 144A ** (Luxemburg)	5.426		10/24/08	880,341
715	USB Capital IX	6.189	††	‡	730,731
2,185	Wachovia Capital Trust III	5.80	††	‡	2,206,347
					5,168,369
	Major Telecommunications (0.2%)
525	France Telecom SA (France)	8.50		03/01/31	699,638
305	SBC Communications, Inc.	6.15		09/15/34	305,985
150	Sprint Capital Corp.	8.75		03/15/32	185,852
270	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	262,798
370	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	352,673
490	Telefonica Europe BV (Netherlands)	8.25		09/15/30	595,595
					2,402,541
	Media Conglomerates (0.1%)
470	Viacom Inc - 144A **	6.875		04/30/36	474,758

	Motor Vehicles (0.0%)
250	DaimlerChrysler North American Holdings Co. (a)	8.50		01/18/31	301,265

	Multi-Line Insurance (0.3%)
1,165	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	1,219,073
485	American General Finance Corp. (Series MTNH)	4.625		09/01/10	474,400
910	AXA Financial, Inc.	6.50		04/01/08	925,116
235	International Lease Finance Corp. (a)	3.75		08/01/07	232,084
405	Two-Rock Pass Through - 144A** (Bahamas)	6.316	††	‡‡	398,978
					3,249,651
	Oil & Gas Pipelines (0.1%)
170	Kinder Morgan Energy Partners, L.P.	5.125		11/15/14	162,552
420	Plains All American Pipeline L.P/PAA Finance Corp. - 144A**	6.70		05/15/36	436,896
					599,448
	Other Metals/Minerals (0.1%)
445	Brascan Corp. (Canada)	7.125		06/15/12	477,657

	Property - Casualty Insurers (0.3%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	747,440
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	225,460
360	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	357,623
515	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	512,243
630	XLLIAC Global Funding - 144A**	4.80		08/10/10	619,051
					2,461,817

	Railroads (0.1%)
255	Burlington North Santa Fe Railway Co.	6.125		03/15/09	260,153
290	Norfolk Southern Corp.	7.35		05/15/07	292,945
110	Union Pacific Corp.	6.625		02/01/08	111,581
140	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	141,489
					806,168
	Real Estate Development (0.1%)
1,185	World Financial Properties - 144A** (Series 1996WFP-B)	6.91		09/01/13	1,245,841

	Real Estate Investment Trusts (0.1%)
770	EOP Operating LP	6.763		06/15/07	775,778

	Regional Banks (0.1%)
800	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	784,563

	Restaurants (0.0%)
245	Tricon Global Restaurants, Inc.	8.875		04/15/11	277,391

	Savings Banks (0.2%)
305	Household Finance Corp.	4.125		12/15/08	299,149
230	Household Finance Corp.	5.875		02/01/09	233,842
175	Household Finance Corp.	6.375		10/15/11	183,823
295	Household Finance Corp.	6.40		06/17/08	300,636
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,362
470	Washington Mutual Bank	5.50		01/15/13	471,149
260	Washington Mutual Inc.	8.25		04/01/10	282,112
					1,869,073
	Trucks/Construction/Farm Machinery (0.1%)
190	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	186,767
480	Caterpillar Financial Services Corp. (Series MTNF)	5.445	††	08/20/07	480,580
					667,347
	Wireless Telecommunications (0.1%)
480	Vodafone Group PLC (United Kingdom)	5.457	††	12/28/07	480,303

	TOTAL CORPORATE BONDS
	(Cost $44,790,216)				44,725,335

	U.S. Government Obligations (8.4%)
	U.S. Treasury Bonds
250		5.50	08/15/28	273,711
13,975		6.125	08/15/29	16,552,745
1,295		6.375	08/15/27	1,560,678
300		7.625	02/15/25	401,649
16,300		8.125	08/15/19 - 08/15/21	21,834,679
	U.S. Treasury Notes
1,100		3.375	02/15/08	1,080,707
850		4.00	11/15/12	824,998
6,255	†	4.25	08/15/13	6,138,353
28,400		4.25	11/15/13	27,844,212
8,000		4.50	02/28/11	7,979,376

	Total U.S. Government Obligations (Cost $83,446,931)			84,491,108

	U.S. Government Agency-Mortgage-Backed Securities (3.8%)
	Federal Home Loan Mortgage Corp.
882		7.50		11/01/29 - 10/01/32	917,036
	Federal Home Loan Mortgage Corp. PC Gold
639		6.50		05/01/29 - 09/01/32	655,300
412		7.50		01/01/30 - 08/01/32	427,583
4		8.00		07/01/30	4,487
	Federal National Mortgage Assoc.
227		6.50		12/01/29	233,421
5,426		7.00		12/01/17 - 10/01/35	5,606,154
875		7.00		#	899,883
3,141		7.50		07/01/29 -09/01/35	3,273,704
2,387		8.00		05/01/09 -02/01/32	2,521,959
	Federal National Mortgage Assoc. ARM
541		5.908		07/01/33	548,136
3,395		6.552		01/01/36	3,512,221
1,652		6.56		03/01/36	1,709,279
3,498		6.565		01/01/36	3,619,393
1,871		6.605		03/01/36	1,935,641
1,796		7.035		07/01/36	1,841,190
1,812		7.04		05/01/36	1,876,668
1,816		7.053		05/01/36	1,880,372
1,132		7.053		07/01/36	1,160,989
3,378		7.061		04/01/36	3,520,078
2,147		7.077		04/01/36	2,222,816
	Total U.S. Government Agency-Mortgage-Backed Securities (Cost $38,438,421)				38,366,310

	Asset-Backed Securities (3.3%)
	Finance/Rental/Leasing
1,500	American Express Credit Account Master Trust 2002-3 A	5.43	††	12/15/09	1,501,977
2,100	American Express Credit Account Master Trust 2003-3 A	5.43	††	11/15/10	2,104,405
1,225	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	1,213,033
1,100	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	1,102,414
320	Capital Auto Receivables Asset Trust 2003-3 A3B	5.40	††	01/15/08	320,175
1,250	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	1,239,888
1,040	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	1,032,480
1,200	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,210,639
235	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	232,097
800	CNH Equipment Trust 2005-A A3	4.02		04/15/09	793,743
920	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	913,233
675	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	671,684
700	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	698,986
900	GE Capital Credit Card Master Note Trust 2004-2 A	5.36	††	09/15/10	900,949
725	GE Equipment Small Ticket LLC -2005-2A A3	4.88		10/22/09	722,571
1,125	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,130,414
950	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	940,720
1,500	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,474,169
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	737,523
700	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	697,301
608	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	604,080
750	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	741,087

1,475	MBNA Credit Card Master Note Trust 2003-A3 A3	5.44	††	08/16/10	1,478,292
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,583,758
1,325	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,313,345
925	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	905,479
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	271,228
1,600	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	1,578,305
817	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	810,795
773	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	767,435
681	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	677,578
900	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	896,889
256	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	253,125
650	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	644,933
975	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	971,130
215	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	213,451

	Total Asset-Backed Securities (Cost $33,450,032)				33,349,311

	U.S. Government Agencies - Collateralized Mortgage Obligations (0.4%)
1,737	Federal National Mortgage Assoc. 2006-28 1P	5.43	††	03/25/36	1,736,895
20,024	Federal National Mortgage Assoc. 2006-28 1A1 (IO)	1.519	††	03/25/36	481,820
2,439	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	820,601
1,075	Freddie Mac Whole Loan 2005-5001 2A2	5.47	††	09/25/45	1,079,542
	Total U.S. Government Agencies - Collateralized Mortgage Obligations (Cost $3,749,375)				4,118,858

NUMBER OF
CONTRACTS

	Put Option Purchased (0.0%)
459	90 day Euro $
	June/2007 @ $94.25 (Cost $146,296)	20,081

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENTS (31.4%)
	U.S. Government Obligation (b) (0.0%)
$250	U.S. Treasury Bills *** (Cost $247,490)	5.09%	01/11/07	247,490

	Repurchase Agreement (10.7%)
	Joint repurchase agreement account (dated 10/31/06;
107,081	proceeds $107,096,750) (c) (Cost $107,081,000)	5.295	11/01/06	107,081,000

	Security Purchased From
	Securities Lending Collateral (a) (20.7%)
207,806	The Bank of New York Institutional Cash Reserve Fund
	(Cost $207,805,678)			207,805,678

	Total Short-Term Investments (Cost $315,134,168)			315,134,168

TOTAL INVESTMENTS
(Cost $986,504,678) (d) (e)	118.3%	1,187,309,291
LIABILITIES IN EXCESS OF OTHER ASSETS	(18.3)	(183,941,822)
NET ASSETS	100.0%	$1,003,367,469

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only Security.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $14,601.
‡	Security issued with perpetual maturity.
‡‡	Foreign issued security with perpetual maturity.
†	Security was purchased on forward commitment basis.
††	Variable rate security; rate shown is the rate in effect as of October 31, 2006.
#

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)

As of October 31, 2006 all or a portion of this security with a total value of $201,758,036 was on loan and secured by collateral of $207,805,678 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments. The remaining collateral of $7,789,548 was received in the form of U.S Government Obligations, which the Fund cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Securities have been designated as collateral in a amount equal to $40,542,332 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $203,139,805 and the aggregate gross unrealized depreciation is $2,335,192, resulting in net unrealized appreciation of $200,804,613.

Futures Contracts Open at October 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

96	Long	U.S. Treasury Notes 10 Year,
		December 2006	$10,389,000	$130,430

22	Long	U.S. Treasury Notes 5 Year,
		December 2006	2,322,375	12,303

36	Short	U.S. Treasury Notes 20 Year,
		December 2006	(4,055,625)	(67,599)

83	Short	U.S. Treasury Notes 2 Year,
		December 2006	(16,965,720)	(42,432)

	Net Unrealized Appreciation .			$32,702

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006